Other Current Liabilities (Details) - Schedule of other current liabilities - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities (Details) - Schedule of other current liabilities [Line Items]
Short-term share-based compensation liability		$ 4,440
Taxes, other than income taxes	4,320	3,796
Income taxes payable	326	1,368
Goods received not invoiced	3,711	1,320
Refunds and warranties reserve	1,825	1,227
Media accrual	998	1,053
Freight and fulfillment	2,835	1,020
Deferred revenue	1,630	914
Payroll and related	1,398	581
Professional fees	1,931
Other	2,332	335
Other current liabilities total	$ 21,306	$ 16,054